Unaudited Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Apr. 19, 2021
Balance (in Shares) at Apr. 19, 2021
Issuance of Class B common stock to Sponsor		$ 690	24,310		25,000
Issuance of Class B common stock to Sponsor (in Shares)		6,900,000
Excess of cash received over fair value of private placement warrants			3,219,000		3,219,000
Contribution from Sponsor upon transferring Founder Shares to anchor investors			3,199,500		3,199,500
Forfeiture of Class B common stock from Sponsor (as revised)		$ (90)		90
Forfeiture of Class B common stock from Sponsor (as revised) (in Shares)		(900,000)
Accretion of Class A common stock subject to redemption value			(6,442,810)	(22,389,913)	(28,832,723)
Net income (loss)				994,647	994,647
Balance at Dec. 31, 2021		$ 600		(21,395,176)	(21,394,576)
Balance (in Shares) at Dec. 31, 2021		6,000,000
Net income (loss)				3,379,497	3,379,497
Balance at Mar. 31, 2022		$ 600		(18,015,679)	(18,015,079)
Balance (in Shares) at Mar. 31, 2022		6,000,000
Balance at Dec. 31, 2021		$ 600		(21,395,176)	(21,394,576)
Balance (in Shares) at Dec. 31, 2021		6,000,000
Net income (loss)					8,604,804
Balance at Sep. 30, 2022		$ 600		(13,438,998)	(13,438,398)
Balance (in Shares) at Sep. 30, 2022		6,000,000
Balance at Dec. 31, 2021		$ 600		(21,395,176)	(21,394,576)
Balance (in Shares) at Dec. 31, 2021		6,000,000
Accretion of Class A common stock subject to redemption value				(2,397,590)	(2,397,590)
Net income (loss)				11,907,434	11,907,434
Balance at Dec. 31, 2022		$ 600		(11,885,332)	(11,884,732)
Balance (in Shares) at Dec. 31, 2022		6,000,000
Balance at Mar. 31, 2022		$ 600		(18,015,679)	(18,015,079)
Balance (in Shares) at Mar. 31, 2022		6,000,000
Net income (loss)				2,834,276	2,834,276
Balance at Jun. 30, 2022		$ 600		(15,181,403)	(15,180,803)
Balance (in Shares) at Jun. 30, 2022		6,000,000
Accretion of Class A common stock subject to redemption value				(648,626)	(648,626)
Net income (loss)				2,391,031	2,391,031
Balance at Sep. 30, 2022		$ 600		(13,438,998)	(13,438,398)
Balance (in Shares) at Sep. 30, 2022		6,000,000
Balance at Dec. 31, 2022		$ 600		(11,885,332)	(11,884,732)
Balance (in Shares) at Dec. 31, 2022		6,000,000
Accretion of Class A common stock subject to redemption value				3,628,151	3,628,151
Contributions from Sponsor			100,000		100,000
Initial Value of Forward Purchase Agreement			(86,369)		(86,369)
Class B common stock converted to Class A common stock on a one for one basis	$ 510	$ (510)
Class B common stock converted to Class A common stock on a one for one basis (in Shares)	5,100,000	(5,100,000)
Net income (loss)				895,469	895,469
Balance at Mar. 31, 2023	$ 510	$ 90	13,631	(7,361,712)	(7,347,481)
Balance (in Shares) at Mar. 31, 2023	5,100,000	900,000
Balance at Dec. 31, 2022		$ 600		(11,885,332)	(11,884,732)
Balance (in Shares) at Dec. 31, 2022		6,000,000
Net income (loss)					284,429
Balance at Sep. 30, 2023	$ 510	$ 90		(11,262,854)	(11,262,254)
Balance (in Shares) at Sep. 30, 2023	5,100,000	900,000
Balance at Mar. 31, 2023	$ 510	$ 90	13,631	(7,361,712)	(7,347,481)
Balance (in Shares) at Mar. 31, 2023	5,100,000	900,000
Accretion of Class A common stock subject to redemption value			(13,631)	(240,334)	(253,965)
Excise tax payable				(2,156,214)	(2,156,214)
Net income (loss)				(383,459)	(383,459)
Balance at Jun. 30, 2023	$ 510	$ 90		(10,141,719)	(10,141,119)
Balance (in Shares) at Jun. 30, 2023	5,100,000	900,000
Accretion of Class A common stock subject to redemption value				(701,466)	(701,466)
Excise tax payable				(192,088)	(192,088)
Net income (loss)				(227,581)	(227,581)
Balance at Sep. 30, 2023	$ 510	$ 90		$ (11,262,854)	$ (11,262,254)
Balance (in Shares) at Sep. 30, 2023	5,100,000	900,000